UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.8%
	COMMUNICATIONS – 4.0%
214	Verizon Communications, Inc.	$10,139

	CONSUMER DISCRETIONARY – 10.3%
115	Home Depot, Inc.	8,566
93	McDonald's Corp.	8,776
46	VF Corp.	8,612
		25,954

	CONSUMER STAPLES – 15.6%
178	Coca-Cola Co.	6,796
149	CVS Caremark Corp.	8,649
60	Kraft Foods Group, Inc.	3,106
181	Mondelez International, Inc. - Class A	5,551
79	PepsiCo, Inc.	6,299
113	Procter & Gamble Co.	8,802
		39,203

	ENERGY – 8.1%
87	Chevron Corp.	10,477
113	Exxon Mobil Corp.	9,849
		20,326

	FINANCIALS – 12.0%
133	Aflac, Inc.	7,686
42	BlackRock, Inc.	10,934
227	JPMorgan Chase & Co.	11,470
		30,090

	HEALTH CARE – 11.1%
157	Cardinal Health, Inc.	7,894
129	Johnson & Johnson	11,147
143	Roche Holding A.G. - ADR	8,903
		27,944

	INDUSTRIALS – 15.7%
108	Boeing Co.	11,223
130	Emerson Electric Co.	7,848
149	Illinois Tool Works, Inc.	10,649
98	United Technologies Corp.	9,810
		39,530

	MATERIALS – 2.8%
60	Praxair, Inc.	7,044

	TECHNOLOGY – 18.2%
17	Apple, Inc.	8,280

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
123	Automatic Data Processing, Inc.	$8,753
269	Intel Corp.	5,913
36	International Business Machines Corp.	6,562
199	Microsoft Corp.	6,646
143	QUALCOMM, Inc.	9,478
		45,632

	TOTAL COMMON STOCKS (Cost $245,181)	245,862

	SHORT-TERM INVESTMENTS – 2.6%
6,582	Fidelity Institutional Government Portfolio, 0.01%	6,582

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,582)	6,582

	TOTAL INVESTMENTS – 100.4% (Cost $251,763)	252,444
	Liabilities in Excess of Other Assets – (0.4)%	(1,062)

	TOTAL NET ASSETS – 100.0%	$251,382

ADR – American Depository Receipt

See accompanying Notes to Schedule of Investments.

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.1%
	CONSUMER DISCRETIONARY – 38.1%
68	A.O. Smith Corp.	$2,859
53	Beacon Roofing Supply, Inc.*	1,926
22	Buffalo Wild Wings, Inc.*	2,286
47	Dick's Sporting Goods, Inc.	2,181
51	Fortune Brands Home & Security, Inc.	1,879
60	GNC Holdings, Inc. - Class A	3,052
43	HSN, Inc.	2,316
65	Marriott International, Inc. - Class A	2,599
32	Michael Kors Holdings Ltd.*	2,371
32	Nordstrom, Inc.	1,783
19	O'Reilly Automotive, Inc.*	2,332
83	Penske Automotive Group, Inc.	3,240
34	PetSmart, Inc.	2,395
79	Robert Half International, Inc.	2,786
32	Ross Stores, Inc.	2,152
70	Sally Beauty Holdings, Inc.*	1,829
20	Ulta Salon Cosmetics & Fragrance, Inc.*	1,985
		39,971

	CONSUMER STAPLES – 2.4%
43	Church & Dwight Co., Inc.	2,552

	ENERGY – 5.2%
23	Concho Resources, Inc.*	2,220
55	Gulfport Energy Corp.*	3,245
		5,465

	FINANCIALS – 11.3%
20	Affiliated Managers Group, Inc.*	3,486
15	Alliance Data Systems Corp.*	2,935
66	Portfolio Recovery Associates, Inc.*	3,501
24	WEX, Inc.*	1,921
		11,843

	HEALTH CARE – 15.7%
156	Akorn, Inc.*	2,803
85	Ariad Pharmaceuticals, Inc.*	1,581
68	Grifols S.A. - ADR	2,060
101	NPS Pharmaceuticals, Inc.*	2,535
43	Salix Pharmaceuticals Ltd.*	2,878
41	Sirona Dental Systems, Inc.*	2,656
25	Teleflex, Inc.	1,927
		16,440

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 12.6%
48	AMETEK, Inc.	$2,060
30	Amphenol Corp. - Class A	2,273
16	Roper Industries, Inc.	1,980
16	TransDigm Group, Inc.	2,192
28	Triumph Group, Inc.	2,015
30	Watsco, Inc.	2,694
		13,214

	MATERIALS – 2.0%
21	Airgas, Inc.	2,135

	TECHNOLOGY – 8.8%
76	Altera Corp.	2,673
26	Citrix Systems, Inc.*	1,840
44	Gartner, Inc.*	2,551
56	MAXIMUS, Inc.	2,100
		9,164

	TOTAL COMMON STOCKS (Cost $96,128)	100,784

	SHORT-TERM INVESTMENTS – 5.4%
5,635	Fidelity Institutional Government Portfolio, 0.01%	5,635

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,635)	5,635

	TOTAL INVESTMENTS – 101.5% (Cost $101,763)	106,419
	Liabilities in Excess of Other Assets – (1.5)%	(1,621)

	TOTAL NET ASSETS – 100.0%	$104,798

ADR – American Depository Receipt

*	Non-income producing security.

See accompanying Notes to Schedule of Investments.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

Note 1 – Organization
Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) and Oak Ridge Growth Opportunity Fund (“Growth Opportunity” or “Growth Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Dividend Growth Fund’s primary investment objective is to seek long-term capital appreciation and provide current income. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The Growth Opportunity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Funds incurred offering costs of approximately $54,280, which are being amortized over a one-year period from June 28, 2013 (commencement of operations).

Note 3 – Federal Income Taxes
At August 31, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Dividend Growth	Growth Opportunity
Cost of investments	$251,763	$101,763

Gross unrealized appreciation	$5,504	$6,577
Gross unrealized depreciation	(4,823)	(1,921)

Net unrealized appreciation on investments	$681	$4,656

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2013, in valuing the Funds’ assets carried at fair value:

Dividend Growth:
	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$245,862	$-	$-	$245,862
Short-Term Investments	6,582	-	-	6,582
Total	$252,444	$-	$-	$252,444

Growth Opportunity:
	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$100,784	$-	$-	$100,784
Short-Term Investments	5,635	-	-	5,635
Total	$106,419	$-	$-	$106,419

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	10/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ John P. Zader
(Signature and Title)	John P. Zader, President
Date:	10/28/13

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	10/28/13

* Print the name and title of each signing officer under his or her signature.